Document And Entity Information	3 Months Ended
Apr. 30, 2025
Document Information Line Items
Entity Central Index Key	0001676047
Document Type	POS AM
Amendment Description	AMENDMENT NO. 6
Entity Registrant Name	Nutriband Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	true